Commitments and contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies	Commitments and contingencies
Purchase commitments
As of December 31, 2025, the Group has future minimum purchase commitment related to the purchase of research and development services. Total purchase obligations contracted but not yet reflected in the consolidated financial statements as of December 31, 2025 were as follows:

	Total	Less than one year	1-2 Years	2-3 Years	3-5 Years	Over 5 Years
	US$	US$	US$	US$	US$	US$
Purchase commitments	45,351	45,351	—	—	—	—
Capital commitments
Total capital expenditures contracted but not yet reflected in the consolidated financial statements as of December 31, 2025 were as follows:

	Total	Less than one year	1-2 Years	2-3 Years	3-5 Years	Over 5 Years
	US$	US$	US$	US$	US$	US$
Capital commitments	2,601	2,601	—	—	—	—

Commitments to purchase equity securities

	Total	Less than one year	1-2 Years	2-3 Years	3-5 Years	Over 5 Years
	US$	US$	US$	US$	US$	US$
Commitments to purchase equity securities	6,000	6,000	—	—	—	—